2. Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Exchange rate	Translations of amounts from RMB into US$have been calculated at the exchange rate of RM6.0537 per US$1.00
Cash and cash equivalents	62,620,652	79,373,365		$ 10,344,195
Total trade receivables major customer	10.00%
Total advertising expense	274,326	43,900	283,710	45,315
Statutory reserves	1,654,617	2,608,857	221,507	273,323
General reserve fund	7,569,001	5,914,384		$ 1,250,310